LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–97.71%
Advertising–0.18%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.65% 11/1/24	500,000	$ 489,930
		489,930
Aerospace & Defense–1.32%
Boeing Co.
2.20% 2/4/26	1,000,000	927,838
4.88% 5/1/25	1,000,000	998,087
General Dynamics Corp.
3.25% 4/1/25	250,000	243,312
3.50% 5/15/25	500,000	490,271
Lockheed Martin Corp. 3.55% 1/15/26	350,000	346,643
Northrop Grumman Corp. 2.93% 1/15/25	350,000	338,896
Raytheon Technologies Corp.
3.95% 8/16/25	250,000	247,105
5.00% 2/27/26	55,000	55,835
		3,647,987
Agriculture–1.42%
Altria Group, Inc. 2.35% 5/6/25	350,000	332,286
BAT Capital Corp. 3.22% 8/15/24	700,000	678,846
BAT International Finance PLC 1.67% 3/25/26	500,000	454,997
Bunge Ltd. Finance Corp. 1.63% 8/17/25	350,000	323,775
Philip Morris International, Inc.
1.13% 5/1/23	285,000	284,119
1.50% 5/1/25	350,000	327,369
2.88% 5/1/24	250,000	245,162
3.38% 8/11/25	250,000	242,114
4.88% 2/13/26	300,000	302,197
5.00% 11/17/25	120,000	120,913
5.13% 11/15/24	125,000	125,803
Reynolds American, Inc.
4.45% 6/12/25	250,000	245,484
4.85% 9/15/23	250,000	249,364
		3,932,429
Airlines–0.09%
Southwest Airlines Co. 5.25% 5/4/25	250,000	249,797
		249,797
Apparel–0.34%
NIKE, Inc. 2.40% 3/27/25	350,000	338,664
PVH Corp. 4.63% 7/10/25	250,000	244,732
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Apparel (continued)
Ralph Lauren Corp. 3.75% 9/15/25	350,000	$ 342,354
		925,750
Auto Manufacturers–3.14%
American Honda Finance Corp.
1.00% 9/10/25	350,000	321,240
1.20% 7/8/25	500,000	463,324
1.50% 1/13/25	200,000	189,200
4.75% 1/12/26	125,000	125,992
General Motors Financial Co., Inc.
1.20% 10/15/24	235,000	219,946
2.75% 6/20/25	500,000	473,405
2.90% 2/26/25	250,000	238,599
3.80% 4/7/25	95,000	92,384
4.30% 7/13/25	250,000	244,134
4.35% 4/9/25	250,000	244,784
5.25% 3/1/26	500,000	500,270
6.05% 10/10/25	950,000	965,513
Honda Motor Co. Ltd. 2.27% 3/10/25	335,000	320,101
PACCAR Financial Corp.
0.50% 8/9/24	140,000	132,095
0.90% 11/8/24	100,000	94,359
2.85% 4/7/25	200,000	193,082
3.15% 6/13/24	60,000	58,813
3.55% 8/11/25	350,000	341,900
4.45% 3/30/26	200,000	200,247
4.95% 10/3/25	100,000	100,885
Toyota Motor Credit Corp.
0.50% 6/18/24	250,000	237,910
0.63% 9/13/24	440,000	415,736
0.80% 10/16/25	350,000	319,145
1.45% 1/13/25	150,000	142,001
1.80% 2/13/25	250,000	237,787
3.00% 4/1/25	500,000	484,450
3.65% 8/18/25	500,000	488,921
3.95% 6/30/25	175,000	172,837
4.40% 9/20/24	250,000	249,328
4.80% 1/10/25	200,000	201,224
5.40% 11/10/25	200,000	205,151
		8,674,763
Auto Parts & Equipment–0.30%
Magna International, Inc.
3.63% 6/15/24	250,000	245,542
4.15% 10/1/25	350,000	342,499
5.98% 3/21/26	250,000	252,128
		840,169
LVIP SSGA Short-Term Bond Index Fund–1

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks–33.60%
Australia & New Zealand Banking Group Ltd. 3.70% 11/16/25	250,000	$ 243,728
Banco Bilbao Vizcaya Argentaria SA
1.13% 9/18/25	250,000	225,138
μ5.86% 9/14/26	200,000	198,249
Banco Santander SA
1.85% 3/25/26	200,000	179,395
2.71% 6/27/24	500,000	482,858
2.75% 5/28/25	350,000	330,083
3.50% 3/24/25	200,000	192,360
3.89% 5/24/24	200,000	195,563
5.15% 8/18/25	450,000	441,715
5.18% 11/19/25	250,000	244,539
Bank of America Corp.
μ0.98% 4/22/25	700,000	666,919
μ0.98% 9/25/25	500,000	466,545
μ1.32% 6/19/26	1,250,000	1,142,637
μ1.53% 12/6/25	400,000	373,972
μ1.66% 3/11/27	250,000	226,343
μ2.02% 2/13/26	250,000	234,225
μ2.46% 10/22/25	500,000	475,976
μ3.37% 1/23/26	500,000	480,869
μ3.38% 4/2/26	600,000	575,257
μ3.84% 4/25/25	1,000,000	981,634
3.88% 8/1/25	1,100,000	1,075,109
3.95% 4/21/25	250,000	241,885
4.00% 1/22/25	500,000	488,497
4.20% 8/26/24	250,000	245,620
4.45% 3/3/26	350,000	341,825
μ4.83% 7/22/26	500,000	494,170
μ5.08% 1/20/27	650,000	647,984
Bank of Montreal
0.63% 7/9/24	1,180,000	1,115,709
1.50% 1/10/25	395,000	371,473
3.70% 6/7/25	205,000	199,165
4.25% 9/14/24	200,000	197,556
5.20% 12/12/24	225,000	225,283
Bank of New York Mellon Corp.
0.50% 4/26/24	500,000	475,562
0.75% 1/28/26	350,000	312,037
0.85% 10/25/24	400,000	372,873
3.35% 4/25/25	250,000	240,757
μ3.43% 6/13/25	250,000	244,134
μ4.41% 7/24/26	595,000	586,976
Bank of Nova Scotia
0.65% 7/31/24	420,000	395,944
0.70% 4/15/24	250,000	238,475
1.05% 3/2/26	350,000	314,087
1.45% 1/10/25	190,000	178,117
3.45% 4/11/25	650,000	630,517
4.50% 12/16/25	250,000	245,167
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of Nova Scotia (continued)
4.75% 2/2/26	100,000	$ 99,570
5.25% 12/6/24	210,000	210,483
Barclays PLC
μ2.85% 5/7/26	350,000	326,882
3.65% 3/16/25	250,000	238,945
μ3.93% 5/7/25	750,000	729,622
4.38% 1/12/26	500,000	482,585
μ5.30% 8/9/26	350,000	342,789
μ7.33% 11/2/26	500,000	512,042
BNP Paribas SA 4.25% 10/15/24	250,000	241,969
BPCE SA 4.00% 4/15/24	350,000	342,225
Canadian Imperial Bank of Commerce
0.95% 10/23/25	250,000	226,326
1.00% 10/18/24	380,000	356,683
2.25% 1/28/25	250,000	237,601
3.30% 4/7/25	70,000	67,780
3.95% 8/4/25	350,000	340,190
Citigroup, Inc.
μ0.98% 5/1/25	875,000	831,260
μ1.12% 1/28/27	750,000	668,556
μ1.28% 11/3/25	500,000	467,040
μ2.01% 1/25/26	500,000	470,757
μ3.11% 4/8/26	500,000	478,018
μ3.29% 3/17/26	1,000,000	958,177
μ4.14% 5/24/25	225,000	220,987
4.40% 6/10/25	1,000,000	974,730
4.60% 3/9/26	250,000	244,793
5.50% 9/13/25	250,000	249,543
μ5.61% 9/29/26	1,000,000	1,007,453
μCitizens Bank NA
4.12% 5/23/25	500,000	472,026
6.06% 10/24/25	250,000	235,241
Cooperatieve Rabobank UA
1.38% 1/10/25	250,000	234,847
3.88% 8/22/24	335,000	329,854
4.38% 8/4/25	350,000	338,517
5.00% 1/13/25	250,000	250,024
Credit Suisse AG
2.95% 4/9/25	600,000	556,824
3.63% 9/9/24	500,000	475,760
3.70% 2/21/25	375,000	355,708
7.95% 1/9/25	250,000	254,127
Credit Suisse Group AG 3.75% 3/26/25	600,000	551,982
Deutsche Bank AG
0.90% 5/28/24	150,000	140,809
μ1.45% 4/1/25	250,000	232,567
1.69% 3/19/26	500,000	443,740
μ2.13% 11/24/26	250,000	215,443
μ3.96% 11/26/25	500,000	473,047

LVIP SSGA Short-Term Bond Index Fund–2

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Deutsche Bank AG (continued)
4.16% 5/13/25	155,000	$ 147,856
μ6.12% 7/14/26	415,000	401,821
Fifth Third Bancorp 2.38% 1/28/25	250,000	232,551
Fifth Third Bank NA
3.95% 7/28/25	250,000	235,260
μ5.85% 10/27/25	250,000	246,409
Goldman Sachs Group, Inc.
μ3.27% 9/29/25	1,000,000	970,126
3.50% 1/23/25	350,000	340,049
3.50% 4/1/25	1,250,000	1,213,754
3.75% 5/22/25	850,000	825,448
3.85% 7/8/24	500,000	489,999
4.25% 10/21/25	750,000	727,627
5.70% 11/1/24	385,000	387,728
HSBC Holdings PLC
μ0.98% 5/24/25	1,100,000	1,035,198
μ1.65% 4/18/26	350,000	319,637
μ2.63% 11/7/25	750,000	709,619
μ3.00% 3/10/26	200,000	188,634
μ4.18% 12/9/25	500,000	485,603
4.25% 8/18/25	350,000	332,852
μ4.29% 9/12/26	1,000,000	957,545
μ7.34% 11/3/26	250,000	259,391
HSBC USA, Inc. 5.63% 3/17/25	250,000	250,470
Huntington Bancshares, Inc. 2.63% 8/6/24	250,000	234,383
μHuntington National Bank 4.01% 5/16/25	250,000	239,409
μING Groep NV 3.87% 3/28/26	650,000	628,518
JPMorgan Chase & Co.
μ0.77% 8/9/25	415,000	389,643
μ0.82% 6/1/25	675,000	639,637
μ0.97% 6/23/25	1,000,000	947,303
μ1.05% 11/19/26	250,000	223,092
μ1.56% 12/10/25	600,000	562,673
μ2.08% 4/22/26	2,050,000	1,918,250
μ2.30% 10/15/25	750,000	717,174
μ2.60% 2/24/26	500,000	473,849
μ3.85% 6/14/25	400,000	392,221
3.90% 7/15/25	250,000	245,992
μ3.96% 1/29/27	500,000	485,565
μ4.08% 4/26/26	750,000	736,339
μ5.55% 12/15/25	750,000	755,131
7.75% 7/15/25	250,000	264,005
KeyBank NA
3.30% 6/1/25	250,000	233,142
4.15% 8/8/25	500,000	472,735
μKeyCorp 3.88% 5/23/25	65,000	62,654
Lloyds Banking Group PLC
μ0.70% 5/11/24	315,000	313,016
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Lloyds Banking Group PLC (continued)
μ2.44% 2/5/26	250,000	$ 234,411
μ3.51% 3/18/26	250,000	237,867
μ3.87% 7/9/25	350,000	340,195
4.45% 5/8/25	250,000	243,149
4.58% 12/10/25	250,000	235,953
4.65% 3/24/26	250,000	237,335
μ4.72% 8/11/26	200,000	194,693
Manufacturers & Traders Trust Co.
4.65% 1/27/26	250,000	235,392
5.40% 11/21/25	400,000	386,248
Mitsubishi UFJ Financial Group, Inc.
μ0.96% 10/11/25	250,000	232,834
1.41% 7/17/25	250,000	229,271
2.19% 2/25/25	1,000,000	942,122
2.80% 7/18/24	500,000	482,317
3.78% 3/2/25	250,000	243,057
3.85% 3/1/26	350,000	335,773
μ4.79% 7/18/25	400,000	396,067
μ5.06% 9/12/25	550,000	546,222
μMizuho Financial Group, Inc. 2.23% 5/25/26	250,000	233,150
Morgan Stanley
μ0.79% 5/30/25	750,000	709,927
μ0.99% 12/10/26	1,000,000	891,244
μ1.16% 10/21/25	1,245,000	1,162,646
μ2.19% 4/28/26	500,000	469,129
μ3.62% 4/17/25	300,000	294,503
3.70% 10/23/24	250,000	244,792
3.88% 4/29/24	650,000	641,937
3.88% 1/27/26	500,000	487,927
4.00% 7/23/25	850,000	832,013
μ4.68% 7/17/26	460,000	453,938
μ5.05% 1/28/27	200,000	199,442
μ6.14% 10/16/26	1,000,000	1,019,000
National Australia Bank Ltd. 3.38% 1/14/26	250,000	241,832
National Bank of Canada
0.75% 8/6/24	250,000	235,584
5.25% 1/17/25	250,000	249,589
μNatWest Group PLC
3.75% 11/1/29	600,000	562,594
5.85% 3/2/27	250,000	249,777
Northern Trust Corp. 3.95% 10/30/25	350,000	335,029
PNC Bank NA
2.50% 8/27/24	250,000	240,111
3.25% 6/1/25	350,000	334,029
3.50% 6/8/23	250,000	248,813

LVIP SSGA Short-Term Bond Index Fund–3

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μPNC Financial Services Group, Inc.
4.76% 1/26/27	115,000	$ 113,578
5.67% 10/28/25	500,000	500,256
Royal Bank of Canada
0.65% 7/29/24	400,000	377,836
0.75% 10/7/24	250,000	234,375
1.15% 6/10/25	500,000	460,070
1.60% 1/21/25	400,000	377,049
2.55% 7/16/24	350,000	338,607
3.38% 4/14/25	250,000	242,610
4.88% 1/12/26	750,000	751,411
5.66% 10/25/24	250,000	252,165
Santander Holdings USA, Inc.
3.45% 6/2/25	250,000	234,033
3.50% 6/7/24	500,000	485,253
μ4.26% 6/9/25	110,000	106,233
μ5.81% 9/9/26	90,000	88,444
μSantander U.K. Group Holdings PLC 1.53% 8/21/26	250,000	223,044
Sumitomo Mitsui Financial Group, Inc.
0.95% 1/12/26	250,000	222,206
1.47% 7/8/25	750,000	686,783
2.45% 9/27/24	250,000	239,570
2.70% 7/16/24	500,000	482,498
3.78% 3/9/26	150,000	145,096
5.46% 1/13/26	635,000	641,105
Synchrony Bank 5.40% 8/22/25	250,000	234,408
Toronto-Dominion Bank
0.70% 9/10/24	500,000	470,155
0.75% 9/11/25	350,000	315,531
1.15% 6/12/25	250,000	230,123
1.25% 12/13/24	130,000	122,039
1.45% 1/10/25	200,000	188,189
2.65% 6/12/24	350,000	340,236
3.77% 6/6/25	250,000	243,409
4.29% 9/13/24	200,000	197,689
5.10% 1/9/26	350,000	352,184
Truist Bank
1.50% 3/10/25	500,000	461,095
2.15% 12/6/24	500,000	470,972
3.63% 9/16/25	350,000	333,777
Truist Financial Corp.
1.20% 8/5/25	350,000	314,651
μ1.27% 3/2/27	350,000	308,244
3.70% 6/5/25	250,000	238,255
4.00% 5/1/25	250,000	241,245
μ5.90% 10/28/26	370,000	368,862
U.S. Bancorp
1.45% 5/12/25	250,000	230,205
3.60% 9/11/24	750,000	725,393
3.95% 11/17/25	250,000	240,660
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
U.S. Bancorp (continued)
μ5.73% 10/21/26	315,000	$ 316,351
U.S. Bank NA 2.80% 1/27/25	350,000	334,929
Wells Fargo & Co.
μ0.81% 5/19/25	60,000	56,970
μ2.16% 2/11/26	500,000	470,329
μ2.19% 4/30/26	500,000	468,580
μ2.41% 10/30/25	250,000	237,566
3.00% 2/19/25	500,000	481,579
3.30% 9/9/24	500,000	487,370
3.55% 9/29/25	750,000	721,151
μ3.91% 4/25/26	940,000	912,378
μ4.54% 8/15/26	600,000	588,938
Westpac Banking Corp.
1.02% 11/18/24	165,000	155,122
2.35% 2/19/25	400,000	383,612
3.74% 8/26/25	350,000	342,386
5.35% 10/18/24	190,000	191,330
		92,884,804
Beverages–1.22%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65% 2/1/26	750,000	736,135
Constellation Brands, Inc.
3.60% 5/9/24	75,000	74,028
4.40% 11/15/25	250,000	246,610
5.00% 2/2/26	325,000	325,062
Diageo Capital PLC
1.38% 9/29/25	500,000	461,878
2.13% 10/24/24	250,000	240,306
PepsiCo, Inc.
2.25% 3/19/25	350,000	337,740
2.85% 2/24/26	250,000	241,923
3.50% 7/17/25	250,000	246,472
4.55% 2/13/26	450,000	457,758
		3,367,912
Biotechnology–1.16%
Amgen, Inc.
1.90% 2/21/25	250,000	236,784
3.13% 5/1/25	750,000	727,354
5.25% 3/2/25	105,000	106,155
5.51% 3/2/26	330,000	331,345
Biogen, Inc. 4.05% 9/15/25	350,000	342,038
Gilead Sciences, Inc.
3.50% 2/1/25	750,000	734,990
3.65% 3/1/26	500,000	489,439
Royalty Pharma PLC 1.20% 9/2/25	250,000	226,661
		3,194,766

LVIP SSGA Short-Term Bond Index Fund–4

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials–0.58%
Carrier Global Corp. 2.24% 2/15/25	250,000	$ 238,534
Fortune Brands Home & Security, Inc. 4.00% 6/15/25	250,000	244,770
φJohnson Controls International PLC 3.63% 7/2/24	250,000	245,842
Lennox International, Inc. 1.35% 8/1/25	250,000	229,025
Owens Corning 4.20% 12/1/24	150,000	148,461
Trane Technologies Luxembourg Finance SA 3.50% 3/21/26	150,000	145,639
Vulcan Materials Co. 5.80% 3/1/26	335,000	338,151
		1,590,422
Chemicals–0.74%
Air Products & Chemicals, Inc. 1.50% 10/15/25	250,000	232,552
Celanese U.S. Holdings LLC
5.90% 7/5/24	250,000	250,094
6.05% 3/15/25	250,000	251,435
EIDP, Inc. 1.70% 7/15/25	250,000	234,790
Linde, Inc.
4.70% 12/5/25	150,000	150,775
4.80% 12/5/24	150,000	150,766
LYB International Finance III LLC 1.25% 10/1/25	350,000	316,947
Nutrien Ltd.
5.90% 11/7/24	50,000	50,712
5.95% 11/7/25	55,000	56,547
PPG Industries, Inc. 1.20% 3/15/26	250,000	224,086
Sherwin-Williams Co.
4.05% 8/8/24	70,000	69,115
4.25% 8/8/25	70,000	69,217
		2,057,036
Commercial Services–0.96%
Automatic Data Processing, Inc. 3.38% 9/15/25	350,000	343,044
Equifax, Inc.
2.60% 12/1/24	250,000	238,794
2.60% 12/15/25	250,000	233,004
Global Payments, Inc.
1.20% 3/1/26	250,000	222,356
1.50% 11/15/24	110,000	103,622
2.65% 2/15/25	250,000	237,255
PayPal Holdings, Inc.
1.65% 6/1/25	250,000	234,687
2.40% 10/1/24	350,000	339,053
Quanta Services, Inc. 0.95% 10/1/24	500,000	466,344
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Verisk Analytics, Inc. 4.00% 6/15/25	250,000	$ 244,059
		2,662,218
Computers–2.95%
Apple, Inc.
0.55% 8/20/25	500,000	460,640
1.13% 5/11/25	500,000	469,277
1.80% 9/11/24	700,000	674,794
2.50% 2/9/25	250,000	242,393
2.75% 1/13/25	1,000,000	973,984
3.25% 2/23/26	750,000	733,711
3.45% 5/6/24	500,000	494,160
Dell International LLC/EMC Corp. 4.00% 7/15/24	500,000	493,239
Fortinet, Inc. 1.00% 3/15/26	250,000	225,465
Genpact Luxembourg Sarl 3.38% 12/1/24	250,000	242,248
Hewlett Packard Enterprise Co.
1.45% 4/1/24	250,000	240,378
4.90% 10/15/25	500,000	499,193
6.10% 4/1/26	250,000	252,286
HP, Inc. 2.20% 6/17/25	250,000	235,633
International Business Machines Corp.
3.00% 5/15/24	500,000	490,746
4.00% 7/27/25	200,000	197,742
4.50% 2/6/26	500,000	499,078
7.00% 10/30/25	250,000	264,981
NetApp, Inc. 1.88% 6/22/25	250,000	233,113
Western Digital Corp. 4.75% 2/15/26	250,000	239,864
		8,162,925
Cosmetics & Personal Care–0.61%
Colgate-Palmolive Co.
3.10% 8/15/25	65,000	63,341
4.80% 3/2/26	440,000	449,544
Haleon U.K. Capital PLC 3.13% 3/24/25	400,000	386,608
Procter & Gamble Co.
0.55% 10/29/25	350,000	320,587
2.70% 2/2/26	250,000	241,886
4.10% 1/26/26	125,000	125,956
Unilever Capital Corp. 0.63% 8/12/24	100,000	94,535
		1,682,457
Distribution/Wholesale–0.05%
WW Grainger, Inc. 1.85% 2/15/25	150,000	142,559
		142,559

LVIP SSGA Short-Term Bond Index Fund–5

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services–4.94%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15% 10/29/23	360,000	$ 349,032
1.65% 10/29/24	580,000	542,554
1.75% 10/29/24	285,000	265,511
3.50% 1/15/25	350,000	334,103
4.45% 10/1/25	250,000	241,537
Air Lease Corp.
0.80% 8/18/24	85,000	79,267
2.30% 2/1/25	150,000	141,961
2.88% 1/15/26	350,000	326,264
3.38% 7/1/25	250,000	238,169
Ally Financial, Inc.
4.63% 3/30/25	250,000	236,450
5.80% 5/1/25	500,000	482,647
American Express Co.
2.25% 3/4/25	950,000	904,851
3.00% 10/30/24	500,000	484,118
3.38% 5/3/24	135,000	132,333
3.95% 8/1/25	850,000	833,472
4.90% 2/13/26	85,000	85,790
Ameriprise Financial, Inc. 3.00% 4/2/25	250,000	240,412
Capital One Financial Corp.
2.60% 5/11/23	421,000	419,314
μ2.64% 3/3/26	870,000	806,005
3.30% 10/30/24	200,000	190,917
μ4.17% 5/9/25	150,000	145,304
4.20% 10/29/25	350,000	326,275
μ4.99% 7/24/26	450,000	433,763
Charles Schwab Corp.
3.45% 2/13/26	250,000	236,669
3.63% 4/1/25	200,000	192,143
3.85% 5/21/25	250,000	240,432
CME Group, Inc. 3.00% 3/15/25	250,000	242,246
Discover Financial Services
3.75% 3/4/25	350,000	329,788
4.50% 1/30/26	350,000	337,459
Intercontinental Exchange, Inc.
3.65% 5/23/25	195,000	191,667
3.75% 12/1/25	350,000	339,318
Mastercard, Inc. 2.00% 3/3/25	500,000	478,313
Nomura Holdings, Inc.
2.65% 1/16/25	350,000	331,567
5.10% 7/3/25	500,000	491,940
5.71% 1/9/26	200,000	200,552
Synchrony Financial
4.25% 8/15/24	250,000	236,302
4.50% 7/23/25	250,000	226,612
4.88% 6/13/25	130,000	120,340
Visa, Inc. 3.15% 12/14/25	1,000,000	971,199
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Western Union Co. 2.85% 1/10/25	250,000	$ 238,602
		13,645,198
Electric–4.52%
Ameren Corp. 2.50% 9/15/24	250,000	240,086
Avangrid, Inc. 3.20% 4/15/25	350,000	334,950
Berkshire Hathaway Energy Co.
3.50% 2/1/25	150,000	147,398
4.05% 4/15/25	250,000	248,636
Black Hills Corp. 1.04% 8/23/24	190,000	178,757
Constellation Energy Generation LLC 3.25% 6/1/25	250,000	241,007
Dominion Energy, Inc.
3.30% 3/15/25	250,000	241,248
3.90% 10/1/25	350,000	341,420
DTE Energy Co.
1.05% 6/1/25	250,000	229,743
φ2.53% 10/1/24	200,000	192,407
φ4.22% 11/1/24	175,000	173,030
Duke Energy Corp.
0.90% 9/15/25	250,000	227,539
3.75% 4/15/24	400,000	395,320
5.00% 12/8/25	90,000	90,605
Edison International
3.55% 11/15/24	250,000	242,835
4.70% 8/15/25	200,000	197,222
Emera U.S. Finance LP 0.83% 6/15/24	250,000	235,474
Entergy Corp. 0.90% 9/15/25	750,000	675,265
Entergy Louisiana LLC 0.95% 10/1/24	190,000	178,979
Eversource Energy
0.80% 8/15/25	350,000	318,243
2.80% 5/1/23	250,000	249,272
4.20% 6/27/24	85,000	84,173
Exelon Corp. 3.95% 6/15/25	250,000	244,240
Florida Power & Light Co. 2.85% 4/1/25	700,000	678,597
MidAmerican Energy Co. 3.50% 10/15/24	250,000	244,588
National Rural Utilities Cooperative Finance Corp.
1.00% 10/18/24	65,000	61,192
3.25% 11/1/25	250,000	240,553
4.45% 3/13/26	320,000	319,410
5.45% 10/30/25	100,000	101,847
NextEra Energy Capital Holdings, Inc.
4.26% 9/1/24	175,000	173,359
4.45% 6/20/25	120,000	119,178

LVIP SSGA Short-Term Bond Index Fund–6

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
NextEra Energy Capital Holdings, Inc. (continued)
6.05% 3/1/25	675,000	$ 686,679
Oncor Electric Delivery Co. LLC 0.55% 10/1/25	350,000	316,291
Pacific Gas & Electric Co.
2.95% 3/1/26	350,000	325,575
3.15% 1/1/26	250,000	233,247
3.45% 7/1/25	250,000	238,266
4.95% 6/8/25	50,000	49,400
Pinnacle West Capital Corp. 1.30% 6/15/25	250,000	230,375
Public Service Enterprise Group, Inc. 2.88% 6/15/24	500,000	486,336
Sempra Energy 3.30% 4/1/25	245,000	237,117
Southern California Edison Co.
0.98% 8/1/24	125,000	118,261
1.10% 4/1/24	155,000	148,990
1.20% 2/1/26	250,000	225,013
3.70% 8/1/25	250,000	243,609
4.20% 6/1/25	65,000	64,216
Southern Co.
φ4.48% 8/1/24	415,000	409,929
5.15% 10/6/25	80,000	80,976
Southwestern Electric Power Co. 1.65% 3/15/26	250,000	228,565
Virginia Electric & Power Co. 3.10% 5/15/25	250,000	239,890
WEC Energy Group, Inc.
4.75% 1/9/26	165,000	165,041
5.00% 9/27/25	30,000	30,008
Wisconsin Public Service Corp. 5.35% 11/10/25	75,000	76,312
		12,480,669
Electronics–0.93%
Amphenol Corp. 4.75% 3/30/26	255,000	256,002
Arrow Electronics, Inc. 6.13% 3/1/26	250,000	250,575
Flex Ltd. 3.75% 2/1/26	250,000	240,075
Honeywell International, Inc.
1.35% 6/1/25	350,000	328,395
4.85% 11/1/24	500,000	503,279
Keysight Technologies, Inc. 4.55% 10/30/24	250,000	247,344
Legrand France SA 8.50% 2/15/25	100,000	107,057
TD SYNNEX Corp. 1.25% 8/9/24	250,000	233,933
Tyco Electronics Group SA
3.70% 2/15/26	250,000	245,172
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics (continued)
Tyco Electronics Group SA (continued)
4.50% 2/13/26	150,000	$ 150,235
		2,562,067
Entertainment–0.29%
Warnermedia Holdings, Inc.
3.64% 3/15/25	500,000	482,968
6.41% 3/15/26	325,000	326,641
		809,609
Environmental Control–0.17%
Republic Services, Inc.
0.88% 11/15/25	250,000	225,527
2.50% 8/15/24	250,000	242,172
		467,699
Food–0.97%
Campbell Soup Co. 3.95% 3/15/25	200,000	196,412
Conagra Brands, Inc. 4.60% 11/1/25	250,000	246,678
General Mills, Inc. 5.24% 11/18/25	160,000	160,480
J M Smucker Co. 3.50% 3/15/25	250,000	243,824
Kroger Co. 3.50% 2/1/26	250,000	243,749
McCormick & Co., Inc. 0.90% 2/15/26	250,000	223,982
Mondelez International, Inc. 1.50% 5/4/25	500,000	467,955
Sysco Corp. 3.75% 10/1/25	250,000	243,343
Tyson Foods, Inc.
3.95% 8/15/24	500,000	493,410
4.00% 3/1/26	150,000	147,292
		2,667,125
Forest Products & Paper–0.09%
Fibria Overseas Finance Ltd. 4.00% 1/14/25	250,000	242,449
		242,449
Gas–0.43%
Eastern Energy Gas Holdings LLC 2.50% 11/15/24	250,000	240,847
National Fuel Gas Co. 5.20% 7/15/25	250,000	249,738
NiSource, Inc. 0.95% 8/15/25	500,000	454,873
Southern California Gas Co. 3.20% 6/15/25	250,000	242,602
		1,188,060

LVIP SSGA Short-Term Bond Index Fund–7

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Hand Machine Tools–0.24%
Stanley Black & Decker, Inc.
3.40% 3/1/26	150,000	$ 143,601
6.27% 3/6/26	500,000	505,945
		649,546
Health Care Products–1.18%
Abbott Laboratories 3.88% 9/15/25	250,000	246,860
Baxter International, Inc. 1.32% 11/29/24	500,000	470,546
Boston Scientific Corp. 1.90% 6/1/25	250,000	236,294
Danaher Corp. 3.35% 9/15/25	250,000	244,614
GE HealthCare Technologies, Inc. 5.60% 11/15/25	350,000	354,223
PerkinElmer, Inc. 0.85% 9/15/24	500,000	469,441
Stryker Corp.
1.15% 6/15/25	350,000	323,320
3.50% 3/15/26	250,000	242,391
Thermo Fisher Scientific, Inc. 1.22% 10/18/24	500,000	474,576
Zimmer Biomet Holdings, Inc. 1.45% 11/22/24	215,000	203,204
		3,265,469
Health Care Services–1.96%
CommonSpirit Health
1.55% 10/1/25	250,000	230,302
2.76% 10/1/24	250,000	242,301
Elevance Health, Inc.
1.50% 3/15/26	250,000	228,101
2.38% 1/15/25	250,000	239,317
3.50% 8/15/24	350,000	342,860
4.90% 2/8/26	70,000	69,895
5.35% 10/15/25	120,000	121,052
HCA, Inc.
5.38% 2/1/25	750,000	750,314
5.88% 2/15/26	250,000	253,702
Humana, Inc.
3.85% 10/1/24	150,000	147,456
5.70% 3/13/26	375,000	376,440
Laboratory Corp. of America Holdings 2.30% 12/1/24	500,000	476,636
PeaceHealth Obligated Group 1.38% 11/15/25	250,000	227,466
UnitedHealth Group, Inc.
0.55% 5/15/24	165,000	157,372
1.25% 1/15/26	250,000	229,430
3.10% 3/15/26	250,000	242,183
3.70% 12/15/25	250,000	244,597
3.75% 7/15/25	600,000	592,678
5.00% 10/15/24	155,000	156,057
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
UnitedHealth Group, Inc. (continued)
5.15% 10/15/25	80,000	$ 81,509
		5,409,668
Home Builders–0.35%
DR Horton, Inc. 2.60% 10/15/25	350,000	327,375
Lennar Corp. 4.50% 4/30/24	500,000	493,895
PulteGroup, Inc. 5.50% 3/1/26	150,000	151,236
		972,506
Household Products Ware–0.09%
Kimberly-Clark Corp. 2.75% 2/15/26	250,000	240,872
		240,872
Insurance–1.48%
Aflac, Inc. 1.13% 3/15/26	350,000	317,053
Allied World Assurance Co. Holdings Ltd. 4.35% 10/29/25	250,000	242,265
Allstate Corp. 0.75% 12/15/25	350,000	314,355
American International Group, Inc. 2.50% 6/30/25	233,000	220,413
Aon Global Ltd. 3.88% 12/15/25	250,000	243,837
Berkshire Hathaway, Inc. 3.13% 3/15/26	500,000	486,938
Chubb INA Holdings, Inc. 3.15% 3/15/25	250,000	243,883
CNA Financial Corp. 4.50% 3/1/26	250,000	247,502
CNO Financial Group, Inc. 5.25% 5/30/25	350,000	346,303
Manulife Financial Corp. 4.15% 3/4/26	350,000	344,504
Marsh & McLennan Cos., Inc.
3.50% 6/3/24	250,000	245,181
3.50% 3/10/25	250,000	243,480
Old Republic International Corp. 4.88% 10/1/24	150,000	147,955
μPrudential Financial, Inc. 5.63% 6/15/43	200,000	196,750
Trinity Acquisition PLC 4.40% 3/15/26	250,000	245,323
		4,085,742
Internet–1.87%
Alibaba Group Holding Ltd. 3.60% 11/28/24	750,000	732,999
Alphabet, Inc. 0.45% 8/15/25	250,000	229,302
Amazon.com, Inc.
0.45% 5/12/24	585,000	560,674
0.80% 6/3/25	350,000	325,642

LVIP SSGA Short-Term Bond Index Fund–8

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Amazon.com, Inc. (continued)
3.00% 4/13/25	400,000	$ 390,149
3.80% 12/5/24	1,000,000	991,419
4.60% 12/1/25	400,000	403,263
4.70% 11/29/24	250,000	251,706
5.20% 12/3/25	250,000	254,650
eBay, Inc. 5.90% 11/22/25	280,000	287,574
Expedia Group, Inc. 5.00% 2/15/26	250,000	248,860
VeriSign, Inc. 5.25% 4/1/25	250,000	249,758
Weibo Corp. 3.50% 7/5/24	250,000	243,277
		5,169,273
Investment Companies–1.13%
Ares Capital Corp.
3.25% 7/15/25	350,000	319,715
3.88% 1/15/26	250,000	230,457
Blackstone Private Credit Fund
1.75% 9/15/24	250,000	230,982
2.35% 11/22/24	450,000	418,327
2.70% 1/15/25	150,000	138,114
4.70% 3/24/25	200,000	191,577
7.05% 9/29/25	65,000	64,094
FS KKR Capital Corp.
1.65% 10/12/24	200,000	183,928
4.63% 7/15/24	250,000	241,760
Goldman Sachs BDC, Inc. 3.75% 2/10/25	150,000	142,440
Oaktree Specialty Lending Corp. 3.50% 2/25/25	150,000	142,558
Owl Rock Capital Corp.
3.75% 7/22/25	250,000	227,974
5.25% 4/15/24	250,000	243,251
Sixth Street Specialty Lending, Inc. 3.88% 11/1/24	350,000	333,762
		3,108,939
Iron & Steel–0.39%
ArcelorMittal SA 4.55% 3/11/26	250,000	245,505
Nucor Corp. 2.00% 6/1/25	250,000	235,068
Reliance Steel & Aluminum 1.30% 8/15/25	250,000	229,633
Steel Dynamics, Inc.
2.40% 6/15/25	250,000	235,812
2.80% 12/15/24	150,000	143,429
		1,089,447
Leisure Time–0.17%
Brunswick Corp. 0.85% 8/18/24	250,000	233,495
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Leisure Time (continued)
Harley-Davidson, Inc. 3.50% 7/28/25	250,000	$ 238,812
		472,307
Lodging–0.30%
Hyatt Hotels Corp.
1.80% 10/1/24	115,000	108,875
4.85% 3/15/26	250,000	248,500
Marriott International, Inc.
3.75% 3/15/25	250,000	243,182
3.75% 10/1/25	250,000	240,903
		841,460
Machinery Construction & Mining–1.00%
Caterpillar Financial Services Corp.
0.45% 5/17/24	150,000	143,173
0.60% 9/13/24	900,000	850,749
0.90% 3/2/26	250,000	226,703
2.15% 11/8/24	350,000	337,222
3.25% 12/1/24	250,000	244,227
3.40% 5/13/25	250,000	244,898
3.65% 8/12/25	200,000	196,384
4.80% 1/6/26	100,000	101,642
4.90% 1/17/25	200,000	201,123
5.40% 3/10/25	200,000	203,709
		2,749,830
Machinery Diversified–1.46%
CNH Industrial Capital LLC
1.88% 1/15/26	250,000	230,309
3.95% 5/23/25	95,000	92,515
5.45% 10/14/25	85,000	85,949
Deere & Co. 2.75% 4/15/25	250,000	242,396
John Deere Capital Corp.
0.45% 6/7/24	165,000	157,113
1.25% 1/10/25	90,000	85,203
2.05% 1/9/25	500,000	481,341
2.13% 3/7/25	50,000	47,731
3.40% 6/6/25	110,000	107,783
3.40% 9/11/25	350,000	341,252
3.45% 3/13/25	200,000	196,710
4.05% 9/8/25	160,000	158,979
4.55% 10/11/24	110,000	110,020
4.80% 1/9/26	665,000	675,166
5.05% 3/3/26	100,000	101,710
5.15% 3/3/25	100,000	101,250
Otis Worldwide Corp. 2.06% 4/5/25	500,000	472,011
Westinghouse Air Brake Technologies Corp. 3.20% 6/15/25	350,000	334,121
		4,021,559

LVIP SSGA Short-Term Bond Index Fund–9

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media–2.01%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.91% 7/23/25	750,000	$ 742,515
Comcast Corp.
3.15% 3/1/26	250,000	242,432
3.38% 2/15/25	150,000	146,910
3.38% 8/15/25	500,000	488,395
3.70% 4/15/24	500,000	494,035
3.95% 10/15/25	350,000	346,056
5.25% 11/7/25	355,000	362,731
Discovery Communications LLC 3.90% 11/15/24	350,000	340,134
Paramount Global 4.00% 1/15/26	350,000	338,484
TCI Communications, Inc. 7.88% 2/15/26	250,000	272,607
TWDC Enterprises 18 Corp.
3.00% 2/13/26	250,000	241,632
3.15% 9/17/25	500,000	483,454
Walt Disney Co.
1.75% 8/30/24	500,000	481,260
1.75% 1/13/26	250,000	234,328
3.35% 3/24/25	350,000	343,764
		5,558,737
Mining–0.22%
BHP Billiton Finance USA Ltd. 6.42% 3/1/26	250,000	261,995
Freeport-McMoRan, Inc. 4.55% 11/14/24	350,000	348,033
		610,028
Miscellaneous Manufacturing–0.68%
3M Co.
2.00% 2/14/25	150,000	142,874
2.65% 4/15/25	350,000	335,478
3.00% 8/7/25	350,000	336,465
Carlisle Cos., Inc. 3.50% 12/1/24	150,000	146,648
Parker-Hannifin Corp.
2.70% 6/14/24	350,000	340,107
3.65% 6/15/24	355,000	349,655
Teledyne Technologies, Inc. 0.95% 4/1/24	250,000	239,629
		1,890,856
Office Business Equipment–0.21%
CDW LLC/CDW Finance Corp.
4.13% 5/1/25	250,000	242,529
5.50% 12/1/24	350,000	349,613
		592,142
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas–2.90%
BP Capital Markets America, Inc.
3.41% 2/11/26	250,000	$ 243,601
3.80% 9/21/25	350,000	347,204
Canadian Natural Resources Ltd. 2.05% 7/15/25	350,000	326,982
Chevron Corp. 3.33% 11/17/25	250,000	245,192
Chevron USA, Inc.
0.43% 8/11/23	375,000	368,932
0.69% 8/12/25	350,000	321,175
3.90% 11/15/24	350,000	348,660
ConocoPhillips Co. 2.40% 3/7/25	200,000	191,941
Devon Energy Corp. 5.85% 12/15/25	250,000	254,016
EOG Resources, Inc. 4.15% 1/15/26	250,000	247,570
EQT Corp. 5.68% 10/1/25	335,000	333,996
Exxon Mobil Corp.
2.02% 8/16/24	500,000	482,833
2.99% 3/19/25	1,250,000	1,216,800
3.04% 3/1/26	250,000	242,645
Hess Corp. 3.50% 7/15/24	500,000	488,411
Marathon Petroleum Corp. 4.70% 5/1/25	500,000	498,999
Ovintiv Exploration, Inc. 5.38% 1/1/26	250,000	250,429
Phillips 66 Co. 3.61% 2/15/25	200,000	194,296
Pioneer Natural Resources Co. 5.10% 3/29/26	160,000	160,665
Shell International Finance BV
2.00% 11/7/24	350,000	336,335
3.25% 5/11/25	350,000	342,102
TotalEnergies Capital International SA 2.43% 1/10/25	600,000	579,909
		8,022,693
Oil & Gas Services–0.12%
Schlumberger Finance Canada Ltd. 1.40% 9/17/25	350,000	323,515
		323,515
Packaging & Containers–0.38%
Berry Global, Inc. 1.57% 1/15/26	250,000	226,953
Packaging Corp. of America 3.65% 9/15/24	250,000	245,919
WRKCo, Inc.
3.75% 3/15/25	350,000	339,525
4.65% 3/15/26	250,000	247,762
		1,060,159

LVIP SSGA Short-Term Bond Index Fund–10

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals–4.36%
AbbVie, Inc.
2.60% 11/21/24	850,000	$ 820,343
3.60% 5/14/25	750,000	735,684
3.80% 3/15/25	1,000,000	983,689
AmerisourceBergen Corp. 3.25% 3/1/25	250,000	242,019
Astrazeneca Finance LLC 0.70% 5/28/24	700,000	668,690
AstraZeneca PLC 0.30% 5/26/23	185,000	183,699
Becton Dickinson & Co. 3.73% 12/15/24	500,000	488,838
Bristol-Myers Squibb Co. 2.90% 7/26/24	750,000	735,231
Cigna Group
4.13% 11/15/25	500,000	491,864
4.50% 2/25/26	250,000	248,804
5.69% 3/15/26	750,000	754,713
CVS Health Corp.
3.38% 8/12/24	250,000	244,989
3.88% 7/20/25	500,000	491,035
4.10% 3/25/25	250,000	247,840
5.00% 2/20/26	205,000	207,302
Eli Lilly & Co. 5.00% 2/27/26	110,000	110,994
GlaxoSmithKline Capital PLC 3.00% 6/1/24	750,000	734,974
Johnson & Johnson
0.55% 9/1/25	350,000	321,776
2.45% 3/1/26	250,000	240,190
2.63% 1/15/25	250,000	243,954
McKesson Corp. 5.25% 2/15/26	65,000	65,174
Merck & Co., Inc.
0.75% 2/24/26	250,000	228,900
2.75% 2/10/25	250,000	244,341
2.80% 5/18/23	350,000	349,152
Novartis Capital Corp.
1.75% 2/14/25	150,000	143,054
3.00% 11/20/25	250,000	242,105
3.40% 5/6/24	750,000	740,398
Pfizer, Inc. 0.80% 5/28/25	750,000	695,647
Zoetis, Inc. 5.40% 11/14/25	155,000	157,615
		12,063,014
Pipelines–2.91%
Boardwalk Pipelines LP 4.95% 12/15/24	350,000	347,893
Cheniere Corpus Christi Holdings 5.88% 3/31/25	400,000	402,860
Columbia Pipeline Group, Inc. 4.50% 6/1/25	250,000	246,797
Enbridge, Inc.
2.50% 1/15/25	350,000	335,379
2.50% 2/14/25	105,000	100,562
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Enbridge, Inc. (continued)
5.97% 3/8/26	255,000	$ 255,718
Energy Transfer LP
2.90% 5/15/25	500,000	476,496
4.50% 4/15/24	250,000	246,998
Enterprise Products Operating LLC
3.75% 2/15/25	250,000	245,167
5.05% 1/10/26	90,000	91,242
Kinder Morgan, Inc. 4.30% 6/1/25	350,000	344,711
MPLX LP
1.75% 3/1/26	250,000	228,153
4.88% 12/1/24	500,000	496,917
4.88% 6/1/25	350,000	347,436
ONEOK, Inc. 5.85% 1/15/26	250,000	253,679
Plains All American Pipeline LP/PAA Finance Corp.
3.60% 11/1/24	350,000	341,042
4.65% 10/15/25	350,000	346,166
Sabine Pass Liquefaction LLC
5.63% 3/1/25	250,000	251,587
5.75% 5/15/24	500,000	501,188
TransCanada PipeLines Ltd.
1.00% 10/12/24	805,000	754,881
6.20% 3/9/26	250,000	251,742
Transcontinental Gas Pipe Line Co. LLC 7.85% 2/1/26	250,000	267,787
Williams Cos., Inc.
4.00% 9/15/25	250,000	244,140
4.55% 6/24/24	500,000	496,353
5.40% 3/2/26	175,000	178,283
		8,053,177
Private Equity–0.12%
Brookfield Asset Management, Inc. 4.00% 1/15/25	350,000	343,568
		343,568
Real Estate–0.05%
CBRE Services, Inc. 4.88% 3/1/26	150,000	147,625
		147,625
Real Estate Investment Trusts–2.80%
American Tower Corp.
2.95% 1/15/25	350,000	336,950
3.38% 5/15/24	600,000	587,297
4.00% 6/1/25	250,000	244,060
AvalonBay Communities, Inc. 3.50% 11/15/25	250,000	240,852

LVIP SSGA Short-Term Bond Index Fund–11

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Boston Properties LP 3.20% 1/15/25	500,000	$ 463,916
Brixmor Operating Partnership LP 3.85% 2/1/25	150,000	143,902
Crown Castle, Inc. 3.20% 9/1/24	500,000	485,691
EPR Properties 4.50% 4/1/25	250,000	241,347
Equinix, Inc.
1.00% 9/15/25	350,000	316,979
1.25% 7/15/25	250,000	229,125
ERP Operating LP 3.38% 6/1/25	250,000	241,586
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	350,000	341,692
Host Hotels & Resorts LP
4.00% 6/15/25	250,000	239,753
4.50% 2/1/26	250,000	242,353
Mid-America Apartments LP
3.75% 6/15/24	250,000	245,609
4.00% 11/15/25	250,000	243,481
Omega Healthcare Investors, Inc. 4.50% 1/15/25	350,000	335,342
Public Storage 0.88% 2/15/26	250,000	224,701
Realty Income Corp.
3.88% 4/15/25	250,000	243,651
5.05% 1/13/26	70,000	69,736
Simon Property Group LP
3.30% 1/15/26	250,000	238,633
3.38% 10/1/24	500,000	488,224
3.50% 9/1/25	350,000	337,463
SITE Centers Corp. 3.63% 2/1/25	250,000	236,532
Ventas Realty LP
2.65% 1/15/25	250,000	238,196
3.50% 4/15/24	250,000	244,458
Vornado Realty LP 3.50% 1/15/25	250,000	225,972
		7,727,501
Retail–1.98%
AutoNation, Inc.
3.50% 11/15/24	350,000	338,706
4.50% 10/1/25	250,000	244,324
AutoZone, Inc. 3.63% 4/15/25	350,000	341,099
Dollar General Corp. 4.15% 11/1/25	250,000	245,428
Genuine Parts Co. 1.75% 2/1/25	250,000	236,188
Home Depot, Inc.
2.70% 4/15/25	135,000	130,535
3.35% 9/15/25	350,000	342,335
4.00% 9/15/25	145,000	143,939
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Lowe's Cos., Inc.
3.38% 9/15/25	250,000	$ 242,267
3.88% 9/15/23	200,000	198,406
4.40% 9/8/25	140,000	139,313
4.80% 4/1/26	100,000	100,571
McDonald's Corp.
1.45% 9/1/25	250,000	232,777
3.30% 7/1/25	500,000	489,608
3.70% 1/30/26	250,000	245,709
Starbucks Corp.
3.80% 8/15/25	250,000	245,996
4.75% 2/15/26	185,000	186,053
Target Corp. 2.25% 4/15/25	500,000	480,377
Walmart, Inc.
2.85% 7/8/24	350,000	342,197
3.30% 4/22/24	400,000	394,983
3.90% 9/9/25	150,000	149,545
		5,470,356
Semiconductors–1.50%
Analog Devices, Inc. 2.95% 4/1/25	250,000	241,620
Applied Materials, Inc. 3.90% 10/1/25	350,000	345,358
Intel Corp.
3.40% 3/25/25	350,000	343,824
3.70% 7/29/25	500,000	492,923
4.88% 2/10/26	170,000	172,160
KLA Corp. 4.65% 11/1/24	350,000	349,161
Lam Research Corp.
3.75% 3/15/26	250,000	245,811
3.80% 3/15/25	250,000	245,621
Microchip Technology, Inc. 4.25% 9/1/25	350,000	344,596
QUALCOMM, Inc. 3.45% 5/20/25	750,000	736,160
Texas Instruments, Inc.
1.38% 3/12/25	250,000	236,023
4.70% 11/18/24	50,000	50,444
Xilinx, Inc. 2.95% 6/1/24	350,000	341,863
		4,145,564
Software–2.51%
Adobe, Inc. 3.25% 2/1/25	250,000	244,998
Fidelity National Information Services, Inc.
1.15% 3/1/26	250,000	222,432
4.50% 7/15/25	110,000	108,728
Fiserv, Inc.
2.75% 7/1/24	350,000	339,596
3.85% 6/1/25	250,000	244,829
Intuit, Inc. 0.95% 7/15/25	250,000	230,912
Microsoft Corp.
2.70% 2/12/25	500,000	487,059

LVIP SSGA Short-Term Bond Index Fund–12

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Microsoft Corp. (continued)
3.13% 11/3/25	500,000	$ 487,630
Oracle Corp.
1.65% 3/25/26	750,000	689,016
2.50% 4/1/25	600,000	574,513
2.95% 11/15/24	600,000	582,733
2.95% 5/15/25	350,000	336,965
3.40% 7/8/24	500,000	489,828
5.80% 11/10/25	145,000	148,620
Roper Technologies, Inc.
1.00% 9/15/25	350,000	319,996
3.85% 12/15/25	250,000	244,254
Salesforce, Inc. 0.63% 7/15/24	415,000	394,162
Take-Two Interactive Software, Inc. 3.55% 4/14/25	350,000	340,911
VMware, Inc. 1.00% 8/15/24	480,000	453,001
		6,940,183
Telecommunications–1.33%
AT&T, Inc.
1.70% 3/25/26	250,000	230,000
5.54% 2/20/26	300,000	300,932
Cisco Systems, Inc. 2.95% 2/28/26	250,000	241,820
Juniper Networks, Inc. 1.20% 12/10/25	250,000	226,134
Rogers Communications, Inc.
2.95% 3/15/25	110,000	105,928
3.63% 12/15/25	250,000	240,710
T-Mobile USA, Inc.
2.25% 2/15/26	500,000	465,030
3.50% 4/15/25	1,000,000	972,220
Verizon Communications, Inc.
1.45% 3/20/26	750,000	690,017
3.38% 2/15/25	200,000	195,897
		3,668,688
Toys Games Hobby–0.12%
Hasbro, Inc. 3.00% 11/19/24	350,000	337,516
		337,516
Transportation–0.89%
Burlington Northern Santa Fe LLC
3.65% 9/1/25	250,000	244,715
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Burlington Northern Santa Fe LLC (continued)
7.00% 12/15/25	250,000	$ 265,093
Canadian Pacific Railway Co.
1.35% 12/2/24	305,000	287,365
2.90% 2/1/25	150,000	144,471
CSX Corp. 3.40% 8/1/24	250,000	244,467
JB Hunt Transport Services, Inc. 3.88% 3/1/26	250,000	244,776
Norfolk Southern Corp. 3.65% 8/1/25	250,000	243,004
Ryder System, Inc. 3.35% 9/1/25	250,000	238,634
Union Pacific Corp.
3.25% 8/15/25	250,000	242,833
4.75% 2/21/26	65,000	65,771
United Parcel Service, Inc. 2.80% 11/15/24	250,000	242,847
		2,463,976
Total Corporate Bonds (Cost $277,139,566)		270,064,716
SUPRANATIONAL BANKS–0.36%
Australia & New Zealand Banking Group Ltd. 5.09% 12/8/25	285,000	287,287
National Australia Bank Ltd.
4.97% 1/12/26	295,000	297,699
5.13% 11/22/24	415,000	417,665
Total Supranational Banks (Cost $995,000)		1,002,651

	Number of Shares
MONEY MARKET FUND–5.68%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.70%)	15,702,074	15,702,074
Total Money Market Fund (Cost $15,702,074)		15,702,074

TOTAL INVESTMENTS–103.75% (Cost $293,836,640)	286,769,441

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(3.75%)	(10,359,843)
NET ASSETS APPLICABLE TO 28,253,371 SHARES OUTSTANDING–100.00%	$276,409,598

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2023. Rate will reset at a future date.
LVIP SSGA Short-Term Bond Index Fund–13

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2023.

Summary of Abbreviations:
HSBC–Hong Kong and Shanghai Banking Corporation
See accompanying notes.
LVIP SSGA Short-Term Bond Index Fund–14

LVIP SSGA Short-Term Bond Index Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Short-Term Bond Index Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds	$—	$270,064,716	$—	$270,064,716
Supranational Banks	—	1,002,651	—	1,002,651
Money Market Fund	15,702,074	—	—	15,702,074
Total Investments	$15,702,074	$271,067,367	$—	$286,769,441
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Short-Term Bond Index Fund–15